STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - 6 months ended Jun. 30, 2017 - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Dec. 31, 2016	$ 523	$ 98,283	$ (2,559)	$ (56,104)	$ 40,143
Beginning Balance, shares at Dec. 31, 2016	11,586,228				11,586,228
Exercise of options into Ordinary Shares	$ 5	642			$ 647
Exercise of options into Ordinary Shares, Shares	71,937
RSUs vested	$ 2	(2)
RSUs vested, Shares	31,224
Share-based compensation and RSUs		1,240			1,240
Net loss				(540)	(540)
Other comprehensive loss			(4)		(4)
Ending Balance at Jun. 30, 2017	$ 530	$ 100,163	$ (2,563)	$ (56,644)	$ 41,486
Ending Balance, Shares at Jun. 30, 2017	11,689,389				11,689,389